Income and Expenses - Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 250,539	€ 2,724	€ 5,396
Government Grants
Disclosure Of Income And Expenses [Line Items]
Other operating income	239,017	1,547	4,228
Bargain Purchase
Disclosure Of Income And Expenses [Line Items]
Other operating income	7,002		50
Other
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 4,520	€ 1,177	€ 1,118